Right-of-Use Assets and Operating Lease Liabilities - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Right-of-use assets	$ 167,723	$ 84,883
Current portion	90,199	84,883
Non-current portion	77,524
Total	$ 167,723	$ 84,883
Weighted average remaining lease term (years)	1 year 9 months 29 days	9 months 29 days
Weighted average discount rate	3.38%	2.75%